Voya Floating Rate Fund Investment Strategy - Class A C I R and W Shares [Member] - Voya Floating Rate Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities (collectively “Floating Rate Debt”). The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund normally invests substantially in floating rate loans. The floating rate loans in which the Fund invests are generally rated below investment grade and either hold the most senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower's assets) that the sub-adviser (the “Sub-Adviser”) believes justify treatment as senior debt. Below investment grade debt instruments are high-yield bonds commonly known as “junk bonds.” The Fund may invest in floating rate loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Structured notes include, but are not limited to, collateralized loan obligations (“CLOs”). Although the Fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less. The Fund may invest in derivative instruments, including, but not limited to, the following: credit default swaps, interest rate swaps, futures, and forward contracts in order to seek to enhance returns or to attempt to hedge some of its investment risk. The Fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of investments: high-yield bonds, senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity securities: (i) as an incident to the purchase or ownership of Floating Rate Debt or fixed rate debt instruments; (ii) in connection with a restructuring of a borrower or issuer or its debt; or (iii) if the Fund already owns Floating Rate Debt or a fixed rate debt instrument of the issuer of such equity; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as Floating Rate Debt; and other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder, (the “ 1940 Act ” ) . The other investment companies in which the Fund invests may or may not be affiliated with the Investment Adviser. High-yield bonds are debt instruments that, at the time of purchase, are not rated by a nationally recognized statistical rating organization (“NRSRO”) or are rated below investment grade (for example, rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO. Most of the Fund’s investments will be denominated in U.S. dollars, although the Fund may invest in securities of foreign (non-U.S.) companies, foreign (non-U.S.) dollar denominated loans and securities (e.g., denominated in Euros, British pounds, Swiss francs or Canadian dollars), foreign (non-U.S.) sovereign debt instruments, and Eurodollar bonds and obligations. The Fund may invest a portion of its assets in obligations of issuers in, or denominated in currencies of, emerging market countries. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. Pending Merger: On November 14, 2024, the Board approved a proposal to reorganize the Fund with and into Voya Short Duration High Income Fund (a series of Voya Funds Trust). The Fund’s shareholders approved the reorganization , and it is expected that the reorganization will take place on or about August 8, 2025 (the “Closing Date”). After the reorganization, shareholders that hold shares of the Fund on the Closing Date will hold shares of Voya Short Duration High Income Fund. For more information, please contact a Shareholder Services representative at 1-800-992-0180 or your financial professional.